Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Entity Central Index Key	0000718935
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000000110 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Class Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Trading Symbol	DITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Intermediate Municipal Bond Fund, Inc.	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s returned 2.06%.
  In comparison, the Bloomberg Municipal Bond: 7 Year Index (6-8) (the “Index”) returned 4.24% for the same period.
What affected the Fund’s performance?
  The municipal bond market experienced volatile conditions during the reporting period, with investors focusing on inflation expectations and monetary and trade policies.
  The Fund’s performance relative to the Index benefited from yield curve positioning and security selection among airport, education and local general obligation bonds.
  Relative performance suffered due to the Fund’s relatively long duration posture as rates increased. Security selection further detracted, especially among public power, transportation and health care bonds.
  Sector allocation modestly detracted as well, due to the Fund’s emphasis on revenue bonds versus general obligation bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond: 7 Year Index (6-8) on 5/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
	1YR	5YR	10YR
BNY Mellon Intermediate Municipal Bond Fund, Inc.	2.06%	0.68%	1.80%
Bloomberg U.S. Municipal Bond Index (broad-based index)	2.03%	0.55%	2.13%
Bloomberg Municipal Bond: 7 Year Index (6-8)	4.24%	0.80%	2.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 366,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 1,727,284
Investment Company Portfolio Turnover	25.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$366	189	$1,727,284	25.19%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)